RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	2022 £m	2021 £m	2020 £m
At 1 January	28,836	25,750	24,549
Profit attributable to ordinary shareholders	4,528	4,826	1,023
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Gains and losses attributable to own credit risk (net of tax)[1]	364	(52)	(55)
Dividends paid (note 36)	–	(2,900)	–
Issue of other equity instruments	–	(1)	–
Repurchases and redemptions of other equity instruments	–	(9)	–
Capital contributions received	221	164	140
Return of capital contributions	(4)	(4)	(4)
Change in non-controlling interests	–	(1)	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(1)	1	(16)
At 31 December	31,792	28,836	25,750
1During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2022: £nil; 2021: £nil), had been recognised directly in retained profits.